Cover	May 06, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2025
Entity File Number	001-53641
Entity Registrant Name	NIXXY, INC.
Entity Central Index Key	0001462223
Entity Tax Identification Number	90-1505893
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	123 Farmington Avenue
Entity Address, Address Line Two	Suite 252
Entity Address, City or Town	Bristol
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06010
City Area Code	(855)
Local Phone Number	931-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	NIXX
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	NIXXW
Security Exchange Name	NASDAQ